Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 28, 2016
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2016
Prospectus Date	rr_ProspectusDate	Dec. 28, 2016
GQG PARTNERS EMERGING MARKETS EQUITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GQG PARTNERS EMERGING MARKETS EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GQG Partners Emerging Markets Equity Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares, Institutional Shares and R6 Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund's 80% investment policy, however, equity securities also include depositary receipts (including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes ("P-Notes"), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in initial public offerings ("IPOs") and securities of companies with any market capitalization.

The Fund considers a company to be an emerging market company if: (i) at least 50% of the company's assets are located in emerging market countries; (ii) at least 50% of the company's revenue is generated in emerging market countries; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; (iv) the company's securities are traded principally in an emerging market country; or (v) the Adviser otherwise believes that the company's assets are exposed to the economic fortunes and risks of emerging market countries (because, for example, the Adviser believes that the company's growth is dependent on emerging market countries). The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund's benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe. From time to time, the Fund may focus its investments in a particular country or geographic region.

In managing the Fund's investments, the Adviser pursues a "growth style" of investing through which it seeks to capture market upside while limiting downside risk through full market cycles by combining a rigorous screening process with fundamental analyses to seek to identify and invest in companies that the Adviser believes have favorable long-term economic prospects. Specifically, the Adviser seeks to buy companies that it believes are reasonably priced, and have strong fundamental business characteristics, sustainable earnings growth and the ability to outperform peers over a full market cycle and sustain the value of their securities in a market downturn, while the Adviser seeks to avoid investments in companies that it believes have low profit margins or unwarranted leverage, and companies that it believes are particularly cyclical, unpredictable or susceptible to rapid earnings declines. The Adviser may sell a company if the Adviser believes that the company's long-term competitive advantage or earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction in the company. The Adviser may also sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, or the Adviser wishes to reduce the Fund's exposure to the company or a particular country or geographic region.

The Fund is classified as "non-diversified," which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

IPO RISK -- The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company's business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described below.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- The Fund's investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

GEOGRAPHIC FOCUS RISK - To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

PARTICIPATION NOTES RISK -- The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described below.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

MARKET RISK -- The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

NON-DIVERSIFICATION RISK -- The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

LARGE PURCHASE AND REDEMPTION RISK -- Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

INVESTMENT STYLE RISK -- The Fund pursues a "growth style" of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

NON-DIVERSIFICATION RISK -- The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund's website at www.gqgpartners.com or by calling toll-free to 866-362-8333.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	Current performance information is available by calling toll-free to 866-362-8333.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current performance information is available on the Fund's website at www.gqgpartners.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
GQG PARTNERS EMERGING MARKETS EQUITY FUND | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 457
GQG PARTNERS EMERGING MARKETS EQUITY FUND | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 380
GQG PARTNERS EMERGING MARKETS EQUITY FUND | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 380

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	GQG Partners LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.08% of the average daily net assets of each of the Fund's share classes until November 30, 2018 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.